INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Other receivables (Details) - USD ($)	Dec. 31, 2023	Jun. 30, 2023
Current
Taxes	$ 5,490,671	$ 6,113,764
Prepayments to suppliers	3,820,065	10,956,831
Reimbursements over exports	10,558	10,558
Prepaid expenses and other receivables	4,022,045	1,302,221
Miscellaneous	1,131,770	388,553
Other receivables	25,081,598	28,824,998
Non-current
Taxes		873,699
Reimbursements over exports	1,363,902	1,290,227
Loan receivables	230,000	230,000
Miscellaneous	25,740	152,315
Other receivables	1,619,642	2,546,241
Receivables for PP&E sales
Current
Other receivables		156,423
Shareholders and other related parties
Current
Other receivables	3,105,591	3,792,429
Joint ventures and associates
Current
Other receivables	$ 7,500,898	$ 6,104,219